EQUITY - Schedule Of Non-controlling Interests (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Equity	$ 168,242	$ 141,891
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	122,465	98,138
Common shares | Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	117,318	92,991
Preferred shares | Non-controlling interests
Disclosure of classes of share capital [line items]
Equity	$ 5,147	$ 5,147